Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 218	$ 165
Current liabilities	1,300	2,883
Non-current liabilities	299	302
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets	199	160
Current liabilities	1,047	2,555
Non-current liabilities	299	302
Country Of Brazil [Member] | Income taxes [member]
IfrsStatementLineItems [Line Items]
Current assets	199	160
Current liabilities	989	2,505
Country Of Brazil [Member] | Tax settlement programs p r t [member]
IfrsStatementLineItems [Line Items]
Current liabilities	58	50
Non-current liabilities	299	302
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Current assets	19	5
Current liabilities	$ 253	$ 328